COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

15.	COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company is subject to various commitments and contingencies, including contractual obligations, commercial commitments, and potential legal proceedings.

The Company accounts for contingencies in accordance with ASC 450, Contingencies. A liability is recognized when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If a loss is reasonably possible but not probable, or if the amount of the loss cannot be reasonably estimated, the nature of the contingency is disclosed, if material.

From time to time, the Company may become involved in legal proceedings, claims, and regulatory matters arising in the ordinary course of business. Management reviews the status of such matters on an ongoing basis and establishes reserves when appropriate in accordance with ASC 450.

As of June 30, 2026 and December 31, 2025, the Company was not a party to any material pending or threatened legal proceedings, claims, or assessments, and management is not aware of any matters that would require recognition of a material liability or disclosure in the accompanying condensed consolidated financial statements.

The Company has also entered into agreements that contain customary representations, warranties, and indemnification provisions. Management does not believe that any material liabilities have arisen under these arrangements as of June 30, 2026.

17.	COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company may be subject to various commitments and contingencies, including contractual obligations and potential legal matters.

The Company evaluates such matters in accordance with ASC 450, Contingencies, and records a liability when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If a loss is reasonably possible but not probable, or if the amount cannot be reasonably estimated, the Company discloses the nature of the contingency.

As of December 31, 2025 and 2024, the Company was not subject to any material pending or threatened litigation, claims, or assessments, and did not have any material commitments or contingencies that required accrual or disclosure in the consolidated financial statements.